CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 1,389,242	$ 212,612	¥ (772,963)	¥ (1,648,583)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Share-based compensation expenses	350,569	53,652	266,575	176,605
Depreciation and amortization expenses	435,627	66,669	406,827	209,144
Investment (income)/loss	(319,739)	(48,933)	(149)	230,619
Share of results of equity investees	687,400	105,200	926,740	717,616
Interest expense	51,404	7,867	73,395	52,146
Loss upon conversion of Guazi Convertible Note			84,177
Interest income from Guazi Convertible Note			(17,503)
Allowance for doubtful accounts and other current assets write-off	16,762	2,565	56,617	12,026
Compensation to noncontrolling shareholders resulting from waiver of receivables from 58 Home				77,338
Bargain purchase gain				(10,641)
Gain on deconsolidation and disposal of businesses			(79,581)	(765,072)
Impairment loss of long-term investments and other non-current assets	37,300	5,708	172,125	6,119
Loss/(income) on disposal of property and equipment	968	148	(463)	3,814
Deferred income taxes	(65,839)	(10,076)	(56,358)	(34,759)
Foreign currency exchange loss/(income), net	(793)	(121)	3,727	11,196
Changes in operating assets and liabilities, net of acquisitions and disposals:
Restricted Cash	(82,563)	(12,636)
Accounts receivable	(260,265)	(39,831)	(87,769)	(166,185)
Prepayments and other assets	(345,300)	(52,845)	(9,451)	(158,665)
Accounts payable	40,503	6,199	(38,522)	304,867
Deferred revenues	285,352	43,670	420,938	363,153
Customer advances	129,362	19,798	233,411	484,002
Salary and welfare payable	(13,897)	(2,127)	41,086	167,677
Taxes payable	122,653	18,771	(4,078)	4,060
Accrued expenses and other liabilities	238,571	36,510	269,068	162,061
Net cash provided by operating activities	2,697,317	412,800	1,887,849	198,538
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(121,278)	(18,561)	(213,116)	(1,261,025)
Cash received for disposal of property and equipment	499	76	364	1,423
Purchase of land use rights				(3,843)
Purchase of long-term investments	(467,385)	(71,529)	(168,741)	(502,764)
Changes in restricted cash	348,726	53,369	(1,148,498)
Cash paid to term deposits and other advances	(15,824)	(2,422)	(181,160)	(122,274)
Proceeds from maturity of term deposits	61,228	9,370	10,530	2,003,584
Purchase of short-term investments	(18,527,200)	(2,835,420)	(9,701,600)	(2,951,880)
Proceeds from maturity of short-term investments	15,931,400	2,438,156	9,120,873	4,401,792
Cash received for disposal of long-term investments	353,485	54,098
Cash paid for acquisition of Anjuke, net of acquisition of cash			(190,868)	(766,455)
Cash paid for equity investment in Ganji			(806,383)	(1,776,677)
Cash paid for step-acquisition of Ganji, net of acquisition of cash	(91,867)	(14,059)	(662,722)	(1,501,830)
Cash paid for acquisitions of other subsidiaries, net of acquisition of cash	(3,100)	(474)	(479)	(266,175)
Net cash received/(paid) upon deconsolidation and disposal of businesses	(330,248)	(50,541)	(6,227)	289,562
Purchase of convertible note issued by Guazi.com Inc. ("Guazi")				(324,680)
Net cash used in investing activities	(2,861,564)	(437,937)	(3,948,027)	(2,781,242)
Cash flows from financing activities:
Proceeds from exercise of share options	100,866	15,437	21,131	21,390
Proceeds from short-term loans			2,853,303	2,457,240
Repayment of short-term loans	(1,804,498)	(276,162)	(2,994,038)
Proceeds from long-term loan	740,084	113,263	150,000
Proceeds from issuance of ordinary shares to Tencent				2,452,080
Proceeds from issuance of preference shares of a subsidiary to Tencent	1,373,558	210,211
Contribution from noncontrolling interest holders	164,589	25,189	28,235
Other financing payment	(3,523)	(539)	0
Net cash provided by financing activities	571,076	87,399	58,631	4,930,710
Effect of exchange rate changes on cash and cash equivalents	(82,304)	(12,596)	63,617	108,872
Net increase/(decrease) in cash and cash equivalents	324,525	49,666	(1,937,930)	2,456,878
Cash and cash equivalents at the beginning of the year	1,200,457	183,719	3,138,387	681,509
Cash and cash equivalents at the end of the year	1,524,982	233,385	1,200,457	3,138,387
Supplemental disclosure of cash flow information:
Income tax paid/(refund), net	166,800	25,527	3,541	(7,078)
Interest expense paid	66,336	10,152	74,861
Supplemental disclosure of non-cash activities:
Property and equipment in accounts payable	9,001	1,378	36,967	42,449
Deemed dividend to mezzanine classified noncontrolling interests	89,024	13,624	15,717	5,762
Equity consideration for acquisition of Anjuke				577,961
Equity consideration for equity investment in Ganji				5,586,107
Equity consideration for step acquisition of Ganji				7,107,133
Consideration payable for acquisition of Anjuke				188,068
Consideration payable for equity investment in Ganji				794,901
Consideration payable for step acquisition of Ganji				982,923
Early repayment of convertible note by issuance of ordinary share to Tencent				852,938
Non-cash consideration for investment in Tujia.com International ("Tujia")			79,132
Non-cash consideration for disposal of Finance business	¥ 150,908	$ 23,095